Segment Information - Reconciliation of Adjusted EBITDA to Loss from Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended					9 Months Ended				12 Months Ended
	Sep. 30, 2014		Sep. 30, 2013		Mar. 31, 2013	Sep. 30, 2014		Sep. 30, 2013		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting, Revenue Reconciling Item [Line Items]
Adjusted EBITDA	$ 229,926		$ 201,349			$ 617,350		$ 583,963		$ 791,323	$ 786,629	$ 720,163
Less adjustments:
Impairment			2,837					138,435		138,435	573,180	185,240
Amortization of upfront incentive consideration	10,388		9,385			33,177		28,736		36,649	36,527	37,748
Interest expense, net	50,153		63,454		14,000	167,332		209,653		274,689	232,450	174,390
Loss on extinguishment of debt						33,538		12,181		12,181
Other, net	(565)		2,429			(760)		1,099		6,724	1,385	(1,156)
Restructuring and other costs	4,865		2,582			10,016		4,521		12,615	4,525	1,786
Litigation and taxes, including penalties	188		5,389			1,127		19,864		20,921	22,187
Stock-based compensation						22,434		5,446		9,086	9,834	7,334
Amortization of Expedia SMA incentive payments	2,875					7,625
(Benefit) provision for income taxes	30,956		7,861			27,878		(5,229)		(14,029)	(195,071)	57,806
Gain on sale of business and assets											(25,850)
Income (loss) from continuing operations	39,019		3,071			33,008		(104,224)		(90,455)	(621,726)	(79,294)
EBITDA [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Adjusted EBITDA	229,926		201,349			617,350		583,963		791,323	786,629	720,163
Less adjustments:
Impairment			2,837					138,435		138,435	596,980	185,240
Depreciation and amortization of property and equipment	39,524	[1]	32,936	[1]		122,409	[1]	97,687	[1]	131,483	135,561	122,640
Amortization of capitalized implementation costs	9,084	[2]	8,437	[2]		27,111	[2]	27,038	[2]	35,551	20,855	11,365
Acquisition related amortization	23,905	[3]	35,794	[3]		83,344	[3]	107,955	[3]	143,765	162,517	162,312
Amortization of upfront incentive consideration	10,388	[4]	9,385	[4]		33,177	[4]	28,736	[4]	36,649	36,527	37,748
Interest expense, net	50,153		63,454			167,332		209,653		274,689	232,450	174,390
Loss on extinguishment of debt						33,538		12,181		12,181
Other, net	(565)	[5]	2,429	[5]		(760)	[5]	1,099	[5]	6,724	1,385	(1,156)
Restructuring and other costs	14,482	[6]	21,754	[6]		24,056	[6]	26,296	[6]	59,052	6,776	12,986
Litigation and taxes, including penalties	4,440	[7]	8,579	[7]		12,497	[7]	31,543	[7]	39,431	418,622	21,601
Stock-based compensation	5,472		2,686			22,434		5,446		9,086	9,834	7,334
Management fees	193	[8]	2,126	[8]		23,701	[8]	7,347	[8]	8,761	7,769	7,191
Amortization of Expedia SMA incentive payments	2,875					7,625
(Benefit) provision for income taxes	30,956		7,861			27,878		(5,229)		(14,029)	(195,071)	57,806
Gain on sale of business and assets											(25,850)
Income (loss) from continuing operations	$ 39,019		$ 3,071			$ 33,008		$ (104,224)		$ (90,455)	$ (621,726)	$ (79,294)

[1]	Depreciation and amortization of property and equipment includes software developed for internal use.
[2]	Amortization of capitalized implementation costs represents amortization of upfront costs to implement new customer contracts under our SaaS and hosted revenue model.
[3]	Acquisition related amortization represents amortization of intangible assets from the take-private transaction in 2007 as well as intangibles associated with acquisitions since that date and amortization of the excess basis in our underlying equity in joint ventures.
[4]	Our Travel Network business at times makes upfront cash payments or other consideration to travel agency subscribers at the inception or modification of a service contract, which are capitalized and amortized over an average expected life of the service contract, generally over three to five years. Such consideration is made with the objective of increasing the number of clients or to ensure or improve customer loyalty. Such service contract terms are established such that the supplier and other fees generated over the life of the contract will exceed the cost of the incentive consideration provided up front. Such service contracts with travel agency subscribers require that the customer commit to achieving certain economic objectives and generally have terms requiring repayment of the upfront incentive consideration if those objectives are not met.
[5]	Other, net primarily represents foreign exchange gains and losses related to the remeasurement of foreign currency denominated balances included in our consolidated balance sheets into the relevant functional currency.
[6]	Restructuring and other costs represents charges associated with business restructuring and associated changes implemented which resulted in severance benefits related to employee terminations, integration and facility opening or closing costs and other business reorganization costs.
[7]	Litigation and taxes, including penalties represents charges or settlements associated with airline antitrust litigation as well as payments or reserves taken in relation to certain retroactive hotel occupancy and excise tax disputes (see Note 14, Contingencies).
[8]	We paid an annual management fee to TPG and Silver Lake in an amount between (i) $5 million and (ii) $7 million, the actual amount of which is calculated based upon 1% of Adjusted EBITDA, earned by the company in such fiscal year up to a maximum of $7 million. In addition, the MSA provided for reimbursement of certain costs incurred by TPG and Silver Lake, which are included in this line item. The MSA was terminated in connection with our initial public offering.